Employee Benefit Plans (Tables)	12 Months Ended
Aug. 31, 2019
Employee Benefit Plans [Abstract]
Accrued Benefit Liabilities Recognized
	2019	2018
Non-registered plans
Accrued benefit obligation	505	446
Fair value of plan assets	436	436
Accrued benefit liabilities and deficit	69	10

Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets
			2019			2018
	SERP	ERP	Total	SERP	ERP	Total
	$	$	$	$	$	$
Accrued benefit obligation, beginning of year	429	17	446	518	14	532
Current service cost	5	6	11	6	8	14
Interest cost	16	1	17	17	1	18
Payment of benefits to employees	(17)	(1)	(18)	(18)	(7)	(25)
Transfer from DC plan	-	1	1	-	3	3
Remeasurements:
Effect of changes in demographic assumptions	(4)	-	(4)	(5)	-	(5)
Effect of changes in financial assumptions	53	3	56	-	-	-
Effect of experience adjustments(1)	(4)	-	(4)	(89)	(2)	(91)
Accrued benefit obligation, end of year	478	27	505	429	17	446
Fair value of plan assets, beginning of year	421	15	436	420	13	433
Employer contributions	-	5	5	-	5	5
Interest income	15	1	16	15	1	16
Transfer from DC plan	-	1	1	-	3	3
Payment of benefits	(17)	(2)	(19)	(18)	(7)	(25)
Return on plan assets, excluding interest income	(2)	(1)	(3)	4	-	4
Fair value of plan assets, end of year	417	19	436	421	15	436
Accrued benefit liability and plan deficit, end of year	61	8	69	8	2	10

(1) In the second quarter of fiscal 2018, a remeasurement related to the effect of experience adjustments of $85 was recognized to reflect the decrease in the accrued benefit obligation due to demographic experience in the quarter.

Disclosure of fair value of plan assets
	SERP	ERP
Cash and cash equivalents	206	14
Fixed income securities	72	2
Equity securities – Canadian	43	1
Equity securities – Foreign	96	2
	417	19

Significant Weighted-Average Assumptions Used And Cost For The Plans
	2019	2019	2018	2018
	SERP	ERP	SERP	ERP
Accrued benefit obligation	%	%	%	%
Discount rate	2.90	2.90	3.70	3.70
Rate of compensation increase	3.00(1)	3.00	3.00(1)	3.00

	2019	2019	2018	2018
	SERP	ERP	SERP	ERP
Benefit cost for the year	%	%	%	%
Discount rate	3.70	3.70	3.70	3.70
Rate of compensation increase	3.00(1)	3.00	3.00(1)	3.00

(1) Applies only to incentive compensation component of eligible pensionable earnings.

Net Pension Benefit Plan Expense
			2019			2018
	SERP	ERP	Total	SERP	ERP	Total
Current service cost	5	6	11	6	8	14
Interest cost	16	1	17	17	1	18
Interest income	(15)	(1)	(16)	(15)	(1)	(16)
Pension expense	6	6	12	8	8	16

Change In Accrued Post-Retirement Obligation
	2019	2018
Accrued benefit obligation and plan deficit, beginning of year	3	4
Current service cost	-	-
Interest cost	-	-
Payment of benefits to employees	-	-
Remeasurements:
Effect of changes in demographic assumptions	1	(1)
Accrued benefit obligation and plan deficit, end of year	4	3